Derivative Financial Instruments - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Agreement Exchange_Rate	Dec. 31, 2021 MXN ($) Agreement Exchange_Rate	Dec. 31, 2020 MXN ($) Exchange_Rate	Dec. 31, 2019 MXN ($)	Dec. 31, 2017	Jun. 30, 2024 USD ($)	Nov. 30, 2023 MXN ($)	Nov. 30, 2022 MXN ($)	Dec. 31, 2021 MXN ($) Agreement	Dec. 31, 2021 EUR (€) Agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount of debt issued										$ 1,250,000
Confidence level percentage		95.00%	95.00%
Net loss		$ (14,320,979)	$ (294,775,877)	$ (509,052,065)	$ (282,112,024)
Increase decrease in exchange rate		10.00%	10.00%	10.00%	10.00%
Increase in occurs of crude oil hedge		$ (7,059)
Net gain (loss) of derivative financial instrument			$ (25,224,243)	$ 17,096,141	$ (23,263,923)
Net fair value of derivative financial instruments										(1,162,119)			$ 16,629,978
Derivative financial instruments designated as hedges										$ 0			$ 0
Percentage Hedged		10.00%								10.00%	10.00%
2026 | Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Percentage Of Issue That Remained Hedged With Two Cross Currency Swaps		25.00%	25.00%
Increase [member]
Disclosure of detailed information about financial instruments [line items]
Net loss			$ 172,056,924	168,334,391	180,408,000
Decrease [member]
Disclosure of detailed information about financial instruments [line items]
Net loss			$ 172,056,924	$ 168,334,391	$ 180,408,000
Us Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_Rate		20.5835	20.5835	19.9478
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_Rate		23.4086	23.4086	24.4052
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines		$ 664,000
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines		1,500,000
Liquidity risk mitigation amount through bilateral credit lines		$ 180,000
P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points		10	10
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges		25.00%	25.00%		25.00%	25.00%
Percentage of increase of DFIs and debt portfolio to exchange rates of currencies against the U.S. dollar		1.00%	1.00%
P.M.I. Holdings, B.V. [member] | Twenty five basis points higher [member]
Disclosure of detailed information about financial instruments [line items]
Net loss			$ 895,382	$ 606,839	$ 644,506
P.M.I. Holdings, B.V. [member] | Twenty five basis points lower [member]
Disclosure of detailed information about financial instruments [line items]
Net loss			$ 895,382	$ 606,839	644,506
PMI Trading Ltd [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage		95.00%	95.00%	99.00%
VaR recorded		$ (4,616)										$ (17,102)
PMI Trading Ltd [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded		(2,545)
PMI Trading Ltd [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded		$ (31,184)
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain					86,930,388
Net foreign exchange loss			$ (45,675,050)	$ (128,949,304)
Percentage of PEMEX's debt in foreign currency		87.19%	87.19%
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain					$ 75,967,395
Net foreign exchange loss			$ (40,751,264)	$ (122,099,058)
Peso teasury portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio		(7.21)	(7.21)
Fondo laboral pemex portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio		0.00	0.00
U.S. Dollar Treasury Portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio		0.00	0.00
Interest rate risk [member] | Interest rate swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount										$ 9,844
Interest rate of derivative instrument		3.80%								3.80%	3.80%
Weighted average term of derivative instrument		9 months 3 days	9 months 3 days
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged				332,500	243,000
Amount of barrels hedged					178,268,000							119,920,000	119,920,000	119,920,000
Twenty day delta gamma risk analysis [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage		95.00%	95.00%
Number of observations		500	500
Risk expiring in june two thousand and nineteen [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk							$ 5,500,000	$ 9,000,000	$ 28,000,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure					$ 725,000									€ 1,250,000
Number of cross currency swaps subject to restructure | Agreement		5								5	5
Number of cross currency swaps with a recouponing clause subject to restructure | Agreement		2								2	2
Currency risk [member] | 2026
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €											€ 1,000,000
Currency risk [member] | 2030
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure										$ 100,000
Commodity price risk [member] | Hedge For The Second Half Of Current Fiscal Year [Member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged	218,000
Hedged risk exposure	$ 39,401
Commodity price risk [member] | Hedge For The Year Following Current Fiscal Year [Member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged | Agreement		155,000	155,000
Hedged risk exposure										$ 95,215
Percentage Of Hedge		53.00%								53.00%	53.00%
PEMEX [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount		$ 600,000
PEMEX [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt		19.20%	19.20%
PEMEX [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swap agreements | Agreement		4								4	4
Aggregate notional amount										$ 733,750
Interest rate of derivative instrument		2.34%								2.34%	2.34%
Weighted average term of derivative instrument		3 years 4 months 24 days	3 years 4 months 24 days